Intangible Assets - Disclosure of Detailed Information About Key Assumptions by CGU for Impairment Test (Detail)	Dec. 31, 2024	Dec. 31, 2023
Mexico
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	9.00%	9.00%
Weighted average cost of capital after tax percentage	6.30%	6.30%
Mexico | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.10%
Mexico | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	5.40%
Mexico | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.30%
Mexico | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		4.40%
Brazil
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	10.90%	10.10%
Weighted average cost of capital after tax percentage	6.80%	6.80%
Brazil | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.60%
Brazil | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	4.10%
Brazil | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.80%
Brazil | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		3.80%
Colombia
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	12.00%	12.20%
Weighted average cost of capital after tax percentage	7.90%	7.70%
Colombia | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.10%
Colombia | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	6.60%
Colombia | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.20%
Colombia | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		6.80%
Argentina
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	16.00%	20.80%
Weighted average cost of capital after tax percentage	12.00%	16.10%
Argentina | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	35.10%
Argentina | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	4.50%
Argentina | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		70.80%
Argentina | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		4.80%
Guatemala
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	9.50%	9.30%
Weighted average cost of capital after tax percentage	7.20%	7.30%
Guatemala | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.00%
Guatemala | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	11.90%
Guatemala | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.00%
Guatemala | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		14.90%
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	12.00%	11.40%
Weighted average cost of capital after tax percentage	8.50%	8.80%
Costa Rica | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	2.80%
Costa Rica | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	6.60%
Costa Rica | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		2.90%
Costa Rica | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		6.60%
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	23.00%	23.30%
Weighted average cost of capital after tax percentage	13.10%	16.40%
Nicaragua | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.50%
Nicaragua | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	6.50%
Nicaragua | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		2.60%
Nicaragua | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		6.50%
Panama
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	11.70%	11.60%
Weighted average cost of capital after tax percentage	9.10%	8.60%
Panama | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	1.80%
Panama | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	6.30%
Panama | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		2.00%
Panama | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		7.80%
Uruguay
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	9.50%	9.70%
Weighted average cost of capital after tax percentage	7.10%	7.40%
Uruguay | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	5.10%
Uruguay | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	4.20%
Uruguay | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		5.70%
Uruguay | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		3.70%